Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [line items]
Summary of Provisions

	2021	2020
(in $ millions)	$	$
Site restoration	21	6
Legal	32	32

	53	38

	2021	2020
(in $ millions)	$	$
Non-current	18	3
Current	35	35

	53	38

Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Summary Of Movement In Provision For Site Restoration And Legal Charges
i)	Site restoration

	2021	2020
(in $ millions)	$	$
Balance at January 1	6	6
Provisions made during the year	18	1
Provisions reversed during the year	(3)	(1)

Balance at December 31	21	6

Legal proceedings provision [member]
Disclosure of other provisions [line items]
Summary Of Movement In Provision For Site Restoration And Legal Charges
ii)	Legal

	2021	2020
(in $ millions)	$	$
Balance at January 1	32	*
Provisions made during the year	1	31
Effect of movements in exchange rates	(1)	1

Balance at December 31	32	32

*	Amounts less than $1 million